UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2007
                                               --------------------


Check here if Amendment [    ]; Amendment Number:
                                                 -----------
This Amendment (Check only one.):       [  ]is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

      Signature                         Place            Date of Signing
 ------------------------            -------------      -----------------
/S/ JEFFREY L. BERKOWITZ             NEW YORK, NY       OCTOBER 25, 2007


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:         33
                                                --

Form 13F Information Table Value Total:         $51,937
                                                -------

                                               (thousands)




List of Other Included Managers:

None


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Voting Authority

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                   VALUE     SHRS OR  SH/ PUT/    INVESTMENT    OTHER
  NAME OF ISSUER             CLASS        CUSIP       (X1000)    PRN AMT  PRN CALL    DISCRETION   MANAGERS  SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC NEW          COM NEW      004930202     2,159     100,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                   COM          037833100     1,535      10,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                   COM          037833100       374         250         CALL      SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC        COM          073902108       324         250         CALL      SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTPOINT INC             COM NEW      109473405     1,501     100,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTPOINT INC             COM NEW      109473405       390       1,500         CALL      SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC               COM          203372107       265         500         PUT       SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CREE INC                    COM          225447101       933      30,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC         COM          285512109     2,240      40,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC             COM          315616102     1,302      35,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GMARKET INC                 SPON ADR     38012G100       938      40,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                  CL A         38259P508     4,255       7,500 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IAC INTERACTIVE CORP        COM NEW      44919P300     2,967     100,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                  COM          458140100     3,233     125,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLDWIDE INC       COM          611742107     1,703      50,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                 COM          67066G104       544      15,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NYMEX HOLDINGS INC          COM          62948N104       409         250         CALL      SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NYMEX HOLDINGS INC          COM          62948N104     3,905      30,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QLOGIC CORP                 COM          747277101       578      43,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                COM          747525103       362       1,200         PUT       SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RACKABLE SYS INC            COM          750077109       195      15,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY          SHS          G7945J104     8,953     350,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP            COM          812350106       228         250         PUT       SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SIGMA DESIGNS INC           COM          826565103       724      15,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SIRENZA MICRODEVICES INC    COM          82966T106     3,458     200,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC        COM          866810104       422      75,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP               COM CL A     867652109       828      10,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP               COM          871503108     2,423     125,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP               COM          871503108        79      10,500         CALL      SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE
   SOFTWARE                 COM          874054109     1,452      85,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VMWARE INC                  CL A COM     928563402     1,275      15,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP              COM          963320106       243         350         PUT       SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                   COM          984332106     1,745      65,000 SH                SOLE              SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                      51,937